Offerings - Offering: 1	Sep. 29, 2025 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 16,734,279.31	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,562.02	[2]
Offering Note

(1)	The transaction valuation is calculated as the aggregate maximum purchase price for limited partnership units of Stonepeak-Plus Infrastructure Fund LP (the “Fund”). The fee of $2,562.02 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-95141), as amended (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

(2)	Calculated at $153.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.

[1]	The transaction valuation is calculated as the aggregate maximum purchase price for limited partnership units of Stonepeak-Plus Infrastructure Fund LP (the “Fund”). The fee of $2,562.02 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-95141), as amended (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
[2]	Calculated at $153.10 per $1,000,000.00 of the transaction valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.